ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Environmental Rehabilitation and Other Provisions

	US Dollars
Figures in millions	2022	2021	2020

Environmental rehabilitation obligations

Provision for decommissioning
Balance at beginning of year	215	219	196
Charge to income statement	—	3	—
Change in estimates(1)	(55)	(8)	17
Unwinding of decommissioning obligation	5	3	2
Translation	(3)	(2)	4
Balance at end of year	162	215	219

Provision for restoration
Balance at beginning of year	458	440	423
Charge to income statement	(8)	(3)	2
Change in estimates(1)	(36)	29	15
Additions	2	—	—
Unwinding of restoration obligation	12	6	4
Utilised during the year	(8)	(10)	(11)
Translation	(4)	(4)	7
Balance at end of year	416	458	440

Provision for silicosis
Balance at beginning of year	34	49	54
Change in estimates	(1)	1	4
Transfer (to) from short term provisions included in trade, other payables and provisions	2	(5)	(1)
Unwinding of silicosis provision	3	3	4
Utilised during the year	(15)	(10)	(9)
Translation	—	(4)	(3)
Balance at end of year	23	34	49

Other provisions(2)
Balance at beginning of year	22	23	24
Charge to income statement	20	14	12
Change in estimates	2	—	1
Transfer (to) from short term provisions included in trade, other payables and provisions	(5)	(7)	3
Utilised during the year	(6)	(6)	(13)
Translation	—	(2)	(4)
Balance at end of year	33	22	23

Total environmental rehabilitation and other provisions	634	729	731

Sensitivity analysis - Provision for decommissioning (3)
A change in discount rates and cash flows have a significant impact on the amounts recognised in the statement of financial position. A 10% change in the discount rate and cash flows would have the following impact:
Effect of increase in assumptions:
10% change in discount rate	(7)	(5)	(3)
10% change in cash flows	16	21	22
Effect of decrease in assumptions:
10% change in discount rate	8	5	3
10% change in cash flows	(16)	(21)	(22)

Sensitivity analysis - Provision for restoration (3)
A change in discount rates and cash flows have a significant impact on the amounts recognised in the income statement. A 10% change in the discount rate and cash flows would have the following impact:
Effect of increase in assumptions:
10% change in discount rate	(10)	(5)	(3)

10% change in cash flows	42	46	44
Effect of decrease in assumptions:
10% change in discount rate	10	5	3
10% change in cash flows	(42)	(46)	(44)

Sensitivity analysis - Provision for silicosis (3)
Significant judgements are applied in estimating the costs required to settle any qualifying silicosis claims and is based on certain assumptions which includes the number of claimants, take-up rates and disease progression rates. A 10% change in these assumptions would have the following impact:
Effect of increase in assumptions:
10% change in take-up rates	6	6	6
10% change in number of cases	6	6	6
10% change in disease progression rate	4	3	3
Effect of decrease in assumptions:
10% change in take-up rates	(6)	(6)	(6)
10% change in number of cases	(6)	(6)	(6)
10% change in disease progression rate	(4)	(3)	(3)

(1)The change in estimates is attributable to changes in discount rates due to changes in global economic assumptions and changes in mine plans resulting in a change in cash flows and changes in design of tailings storage facilities and in methodology following requests from the environmental regulatory authorities. These provisions are expected to unwind beyond the end of the life of mine.

(2)Other provisions comprises claims filed by former employees in respect of loss of employment, work-related accident injuries and diseases, governmental fiscal claims relating to levies, surcharges and environmental legal disputes and a shareholder claim related to stamp duties. These liabilities are expected to be settled over the next two-to five-year period.

(3)The sensitivity analysis is based on the change of a single assumption, keeping all other assumptions constant. This may not be the case in practice where changes in assumptions may result in correlated changes in other assumptions, and a change in the provision amount.

Environmental obligations

Pursuant to environmental regulations in the countries in which we operate, in connection with plans for the eventual end-of-life of our mines, we are obligated to rehabilitate the lands where such mines are located. In most cases, AngloGold Ashanti is required to provide financial guarantees for such work, including reclamation bonds or letters of credit issued by third party entities, independent trust funds or cash reserves maintained by the operation, to the respective environmental protection agency, or such other government department with responsibility for environmental oversight in the respective country, to cover the estimated environmental rehabilitation obligations.

In most cases, the environmental obligations will expire on completion of the rehabilitation although, in some cases, we may be required to post bonds for potential events or conditions that could arise after the rehabilitation has been completed.

In Australia, since 2014, we have paid into a Mine Rehabilitation Fund an amount of AUD $11.2m for a current carrying value of the liability of AUD $107.4m. At Iduapriem, we have provided a bond comprising of a cash component of $11.8m with a further bond guarantee amounting to $14m issued by ABSA Bank Ghana Limited and Standard Chartered Bank Ghana Ltd for a current carrying value of the liability of $45.9m. At Obuasi, we have provided a bond comprising of a cash component of $21.54m with a further bank guarantee amounting to $30m issued by Stanbic Bank Ghana Limited and Standard Chartered Bank Ghana PLC for a current carrying value of the liability of $171.03m. In some circumstances we may be required to post further bonds in due course which will have a consequential income statement charge for the fees charged by the providers of the reclamation bonds.